Defiance 2X Daily Long Pure Drone and Aerial Automation ETF

Schedule of Investments

July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 49.0%
Money Market Funds - 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	23,629	$23,629

U.S. Treasury Bills - 43.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	170,000	169,592

TOTAL SHORT-TERM INVESTMENTS (Cost $193,180)		193,221

TOTAL INVESTMENTS - 49.0% (Cost $193,180)		$193,221
Other Assets in Excess of Liabilities - 51.0%		200,799
TOTAL NET ASSETS - 100.0%		$394,020

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance 2X Daily Long Pure Drone and Aerial Automation ETF

Schedule of Total Return Swaps Contracts

July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - (8.4)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
AeroVironment, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	$77,374	$2,986
AIRO Group Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	78,312	(1,225)
Archer Aviation, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	80,676	(3,531)
EHang Holdings Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	62,591	(3,354)
Eve Holding, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	78,138	(2,235)
Joby Aviation, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	72,115	(6,424)
Kratos Defense & Security Solutions, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	76,704	(5,148)
Ondas Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	69,170	1,299
Red Cat Holdings, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	57,205	(7,982)
Unusual Machines, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	76,345	8,795
Vertical Aerospace Ltd.	Cantor Fitzgerald & Co.	Receive	OBFR + 35.00%	Termination(a)	09/08/2028	55,296	(16,199)
							(33,018)

Net Unrealized Appreciation (Depreciation)							(33,018)

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.